Segment Reporting (Revenues and Operating Earnings (Losses) by Reportable Segment) (Details) $ in Millions	3 Months Ended									12 Months Ended
	Apr. 30, 2020 USD ($) segment	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2020 USD ($) item	Jan. 31, 2019 USD ($) item	Jan. 31, 2018 USD ($) item
Reportable Segments [Abstract]
Number of reportable segments	3									3	3	3
Revenues	$ 83.0	$ 98.8	$ 134.5	$ 164.9	$ 145.8	$ 143.9	$ 123.2	$ 117.9	$ 110.3	$ 544.0	$ 495.3	$ 320.5
Operating (loss) earnings	(235.6)				2.4					(75.7)	22.1	(24.0)
Interest expense	7.4				7.1					29.2	7.1
Loss before income taxes	(243.0)				(4.7)					(104.9)	15.0	(24.0)
Asset impairment charge	208.7
Southwest
Reportable Segments [Abstract]
Revenues	24.4				58.0					177.9	186.2	109.5
Operating (loss) earnings	(100.4)				(4.0)					(54.3)	3.2	(12.8)
Asset impairment charge	91.3
Rocky Mountains
Reportable Segments [Abstract]
Revenues	33.8				48.6					216.4	179.7	127.0
Operating (loss) earnings	(37.8)				2.9					10.1	5.5	(0.8)
Asset impairment charge	28.3
Northeast/Mid-Con
Reportable Segments [Abstract]
Revenues	24.8				39.2					149.7	129.4	84.0
Operating (loss) earnings	(97.4)				$ 3.5					$ (31.5)	$ 13.4	$ (10.4)
Asset impairment charge	$ 89.1